12. OTHER CURRENT FINANCIAL ASSETS (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Current Financial Assets
Security deposits	CAD 2,275	CAD 2,548
Derivative assets	162
Other current financial assets	CAD 2,437	CAD 2,548